Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Mar. 05, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2012